Salary Payable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Salary Payable
Salary payable	$ 1,066,119	$ 1,319,758	$ 2,358,325
Social security payable	128,697	131,713	137,877
Total salary payable	$ 1,194,816	$ 1,451,471	$ 2,496,202